FINANCIAL INSTRUMENTS (Details Narrative)	12 Months Ended
	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021	Oct. 31, 2023 CAD ($)	Oct. 31, 2022 CAD ($)
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	$ 1,118,763	$ 1,587,700		$ 190,169	$ 616,345
Cash FDIC insured	250,000
Cash FDIC insured limit	8,108,247	832,384
Allowance for doubtful accounts	$ 165,346	$ 264,719
Concentration credit risk	10.00%	14.00%	11.00%
Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Concentration credit risk	10.00%	10.00%